Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) shares in Thousands, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) shares
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0
Vessels Impairment Loss	0	0	$ 0
Accounts Receivable, Allowance for Credit Loss	$ 0	$ 0		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares				0
Number of Reportable Segments	2
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	80.00%			80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	125.00%			125.00%
Container Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years			30 years
Estimated Scrap Rate Per Lightweight Ton	0.3
Operating Expenses Increase Rate	2.50%			2.50%